Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2016
Brokers and Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements

The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2016 and December 31, 2015. All of the repurchase agreements are overnight agreements.

	December 31, 2016	December 31, 2015
Securities pledged for repurchase agreements:
U.S. Treasury securities	$1,761	$894
Obligations of U.S. government agencies	27,164	24,146

Total securities pledged	$28,925	$25,040

Gross amount of recognized liabilities for repurchase agreements	$28,925	$25,040

Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows:

	2016	2015	2014
Outstanding balance at year end	$28,925	$25,040	$21,613
Average balance during the year	21,767	20,086	19,759
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$28,925	$25,040	$33,764
Weighted average interest rate at year end	0.10%	0.10%	0.10%